Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Harbor International Core Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor International Core FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees for the Investor Class.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of non-U.S. equity securities. The Fund invests primarily in the stocks of foreign companies located in developed markets, but it may also invest up to 15% of its assets in the securities of companies located in emerging markets. The Fund invests in stocks across the market capitalization spectrum. The Subadvisor manages the Fund using an active, quantitative investment strategy. In selecting investments for the Fund, the Subadvisor forecasts expected returns for global equity markets and individual securities using a range of quantitative factors, including: ■Valuation ■Earnings ■Quality ■Price patterns ■Economic data ■Risk The Subadvisor emphasizes those factors that it believes to have proven most effective in predicting returns. In constructing the Fund’s portfolio, the Subadvisor considers the company, country, and industry weightings of the Fund’s benchmark index, the MSCI EAFE Index, as well as the portfolio’s level of risk, estimated transaction costs, liquidity, and other considerations. In making buy and sell decisions, the Subadvisor analyzes the risk and expected return characteristics of the portfolio’s current holdings as compared to the entire universe of companies. The Subadvisor also considers companies’ environmental, social and governance (“ESG”) initiatives that it believes may have a material impact on an issuer and the value of its securities. The Subadvisor engages with company management and seeks to identify inconsistencies between stated positions and actions. The Subadvisor purchases securities that in its view have higher risk-adjusted expected returns and sells securities that in its view have lower risk-adjusted expected returns, provided that the costs of implementing the purchases and sales of such securities do not exceed the expected value added to the portfolio of such investment decisions, as determined by the Subadvisor. Throughout this process, the Subadvisor utilizes proprietary quantitative models to make its assessments and, except in very limited circumstances, follows the output of those models when making buy and sell decisions for the Fund’s portfolio. The equity securities in which the Fund invests include common stocks as well as preferred securities and securities issued by real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and other similar depositary receipts, which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company. The Fund may invest in securities denominated in, and/or receiving revenues in, foreign currencies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class during the period shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Institutional Class during the period shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter17.47%Q2 2020Worst Quarter-20.62%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement and Investor Class of shares will vary.
Harbor International Core Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Harbor International Core Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: An investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor International Core Fund | Quantitative Analysis Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Analysis Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Harbor International Core Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Harbor International Core Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor International Core Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Harbor International Core Fund | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
Harbor International Core Fund | ESG Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Factors Risk: The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Harbor International Core Fund | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Harbor International Core Fund | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.
Harbor International Core Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
Harbor International Core Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Harbor International Core Fund | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Harbor International Core Fund | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk: REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer. Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Harbor International Core Fund | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Harbor International Core Fund | Small and Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Risk: The Fund’s performance may be more volatile because it may invest in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small and mid cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on large cap stocks.
Harbor International Core Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%	[2]
One Year	rr_ExpenseExampleYear01	$ 79
Three Years	rr_ExpenseExampleYear03	280
Five Years	rr_ExpenseExampleYear05	499
Ten Years	rr_ExpenseExampleYear10	$ 1,128
One Year	rr_AverageAnnualReturnYear01	11.49%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.80%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Harbor International Core Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	542
Ten Years	rr_ExpenseExampleYear10	$ 1,222
2020	rr_AnnualReturn2020	13.33%
2021	rr_AnnualReturn2021	19.19%
2022	rr_AnnualReturn2022	(15.22%)
2023	rr_AnnualReturn2023	13.72%
2024	rr_AnnualReturn2024	11.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
One Year	rr_AverageAnnualReturnYear01	11.42%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.73%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Harbor International Core Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[2]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	384
Five Years	rr_ExpenseExampleYear05	676
Ten Years	rr_ExpenseExampleYear10	$ 1,509
Harbor International Core Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[2]
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	729
Ten Years	rr_ExpenseExampleYear10	$ 1,621
One Year	rr_AverageAnnualReturnYear01	10.99%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.33%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
Harbor International Core Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.90%
Annualized Five Years	rr_AverageAnnualReturnYear05	6.91%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Harbor International Core Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.44%
Annualized Five Years	rr_AverageAnnualReturnYear05	6.12%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Harbor International Core Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.82%
Annualized Five Years	rr_AverageAnnualReturnYear05	4.73%
Annualized Ten Years	rr_AverageAnnualReturnYear10
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.97%

[1]	Restated to reflect current fees for the Investor Class.
[2]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any) to 0.77% 0.85%, 1.10%, and 1.20% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2026. Only the Fund’s Board of Trustees may modify or terminate this agreement.